Risk Report - Asset Quality IAS 39 (Tables)	12 Months Ended
Dec. 31, 2018
Asset Quality IAS 39 [Abstract]
Non-impaired past due loans at amortized cost by past due status [text block table]

Non-impaired past due loans at amortized cost by past due status

in € m.	Dec 31, 2017
Loans less than 30 days past due	2,747
Loans 30 or more but less than 60 days past due	482
Loans 60 or more but less than 90 days past due	250
Loans 90 days or more past due	776
Total	4,255

Aggregated value of collateral - with the fair values of collateral capped at loan outstanding - held against our non-impaired past due loans [text block table]

Aggregated value of collateral – with the fair values of collateral capped at loan outstanding – held against our non-impaired past due loans

in € m.	Dec 31, 2017
Financial and other collateral	2,364
Guarantees received	148
Total	2,512

Impaired loans, allowance for loan losses and coverage ratios by business division [text block table]

Impaired loans, allowance for loan losses and coverage ratios by business division

	Dec 31, 2017
in € m.	Impaired loans	Loan loss allowance	Impaired loan coverage ratio
Corporate & Investment Bank	2,517	1,565	62%
Private & Commercial Bank	3,717	2,355	63%
Asset Management	0	0	N/M
Corporate & Other	1	1	N/M
Total	6,234	3,921	63%

N/M – not meaningful.

Impaired loans, allowance for loan losses and coverage ratios by industry [text block table]

Impaired loans, allowance for loan losses and coverage ratios by industry

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Financial intermediation	121	8	129	1	3	40	44	34%
Fund management activities	8	8	16	1	0	3	4	24%
Manufacturing	520	165	685	439	146	51	635	93%
Wholesale and retail trade	333	188	521	211	156	27	394	76%
Households	155	2,233	2,388	153	1,290	83	1,526	64%
Commercial real estate activities	345	30	376	115	11	42	168	45%
Public sector	74	0	74	6	0	12	17	24%
Other¹	1,792	254	2,046	840	139	153	1,132	55%
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

[1] Thereof: ‘Transportation, storage and communication’ - Total Impaired Loans € 808 million/Total Loan loss allowance € 469 million, ‘Real estate; renting and business activities’ - € 482 million/ € 234 million, ‘Construction’: € 378 million/ € 144 million, ‘Mining and quarrying’ - € 169 million/ € 116 million.

Impaired loans, allowance for loan losses and coverage ratios by region [text block table]

Impaired loans, allowance for loan losses and coverage ratios by region

	Dec 31, 2017
	Impaired Loans			Loan loss allowance
in € m.	Individually assessed	Collectively assessed	Total	Individually assessed allowance	Collectively assessed allowance for impaired loans	Collectively assessed allowance for non-impaired loans	Total	Impaired loan coverage ratio
Germany	953	1,312	2,266	600	823	104	1,527	67%
Western Europe (excluding Germany)	1,471	1,422	2,892	815	822	113	1,749	60%
Eastern Europe	45	123	168	45	92	11	147	88%
North America	497	1	498	67	0	102	170	34%
Central and South America	70	0	70	14	0	21	35	50%
Asia/Pacific	264	28	292	223	8	41	272	93%
Africa	48	0	49	1	0	9	10	20%
Other	0	0	0	0	0	11	11	N/M
Total	3,348	2,886	6,234	1,766	1,745	410	3,921	63%

N/M – not meaningful.

Collateral held against impaired loans, with fair values capped at transactional outstanding [text block table]

Collateral held against impaired loans, with fair values capped at transactional outstanding

in € m.	Dec 31, 2017
Financial and other collateral[1]	1,757
Guarantees received	309
Total collateral held for impaired loans	2,066

[1] Defaulted mortgage loans secured by residential real estate properties, where the loan agreement has been terminated/cancelled are generally subject to formal foreclosure proceedings.

Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale [text block table]

Non-impaired past due and impaired financial assets available for sale, accumulated impairments, coverage ratio and collateral held against impaired financial assets available for sale

in € m.	Dec 31, 2017
Financial assets non-impaired past due available for sale	1,538
Of which:
Less than 30 days past due	176
30 or more but less than 60 days past due	23
60 or more but less than 90 days past due	138
90 days or more past due	1,201
Impaired financial assets available for sale	157
Accumulated impairment for financial assets available for sale	113
Impaired financial assets available for sale coverage ratio in %	71%
Collateral held against impaired financial assets available for sale	17
Of which:
Financial and other collateral	17
Guarantees received	0

Collateral obtained during the reporting periods IAS 39 [text block table]

Collateral obtained during the reporting periods

in € m.	2017
Commercial real estate	9
Residential real estate[1]	63
Other	0
Total collateral obtained during the reporting period	72

[1] Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2017.